Common Stock (Details Narrative) - shares	Feb. 29, 2020	Sep. 30, 2019	Aug. 31, 2019	Aug. 31, 2018	Sep. 25, 2007
Common stock, shares outstanding	15,093,126		12,524,307	12,257,640	1,000,000
Common Stock issued pre-split			187,864,600
Subsequent Event [Member]
Common stock, shares outstanding		12,524,307
Subsequent Event [Member] | Minimum [Member]
Common stock, shares outstanding		12,524,307
Subsequent Event [Member] | Maximum [Member]
Common stock, shares outstanding		183,864,600